Line of Credit	12 Months Ended
Dec. 31, 2024
Line of Credit [Abstract]
Line of Credit
8.	Line of Credit

In July 2018, the Company entered into a credit agreement with several financial institutions that provided a revolving credit facility of up to $100.0 million with a maturity date of July 27, 2021. In August 2021, the Company amended the credit agreement to extend the maturity date to August 20, 2024. In April 2023, the Company amended the credit agreement in order to transition the benchmark rate for certain loans made under the credit agreement from LIBOR to SOFR (as defined in the credit agreement). In August 2024, the Company further amended the credit agreement in order to, among other things, (i) extend the maturity date to August 27, 2026, (ii) reduce the Maximum Revolving Advance Amount, as defined in the credit agreement, to $40 million from April 1 to September 30 of each year and to $50 million from October 1 to March 31 of each year and (iii) increase the unused commitment fee to 0.20%. In general, advances from this line of credit will be subject to interest at the Term SOFR Rate plus the Applicable Margin, as defined in the credit agreement, so long as the Term SOFR Reference Rate or Term SOFR is offered, ascertainable, and not unlawful, or the Alternate Base Rate (defined as the highest of the (a) the Base Rate in effect on such day, (b) the sum of the Overnight Bank Funding Rate in effect on such day plus 0.50%, or (c) the Daily LIBOR Rate prior to the 2024 amendment or, after the 2024 amendment, the Daily Simple SOFR plus 1.0%) plus the Applicable Margin. For Term SOFR Rate loans, we may select interest periods of one or three months. Interest on Term SOFR Rate loans shall be payable at the end of the selected interest period. Interest on Alternate Base Rate loans is payable monthly. If the Benchmark Replacement is Daily Simple SOFR, all interest payments will be payable on a monthly basis. In the event of the permanent or indefinite cessation of the Term SOFR Rate, the Benchmark Replacement will replace the Term SOFR Rate.

The line of credit is secured by certain of the Company’s subsidiaries and is collateralized by certain of the assets of the Company. Such assets include all receivables, equipment and fixtures, general intangibles, inventory, subsidiary stock, securities, property, and financial assets, contract rights, and ledger sheets, as defined in the credit agreement. To maintain availability of funds under the credit agreement, the Company pays on a quarterly basis, an unused commitment fee of 0.15% per annum prior to the 2024 amendment or, after the 2024 amendment, 0.20% per annum, on the unused amount for the facility. The credit facility contains customary covenants, including covenants that limit or restrict the Company’s ability to incur capital expenditures and lease payments, make certain investments, and enter into certain related-party transactions. The credit facility also requires the Company to maintain certain minimum financial ratios and maintain an operational banking relationship with the financial institutions.

As of December 31, 2024 and 2023, there was no balance outstanding under this line of credit, and the Company was in compliance with all covenants related to the line of credit. As of December 31, 2024, Newegg has outstanding letters of credit of 10.0 million from the revolving line of credit.

In July 2015, the Company entered into a credit agreement with a financial institution that provided for a revolving credit facility of up to $5.0 million (150.0 million New Taiwan Dollar) with a maturity date of no later than August 26, 2016. The Company extended the maturity date of this credit agreement to January 4, 2026. Advances from this line of credit are subject to interest at a floating interest rate of the one-year savings account plus 0.78% not to be lower than 1.62% per annum. The interest rate was equivalent to 2.50% as of December 31, 2024. The line of credit is guaranteed by one of the Company’s subsidiaries and is collateralized by a real estate asset of that subsidiary. As of December 31, 2024 and 2023, there was $4.6 million and $4.8 million outstanding under this line of credit, respectively.

In June 2022, a subsidiary of the Company entered into a credit agreement with a financial institution that provided for a revolving credit facility of up to approximately $1.2 million (RMB 8.0 million) with a maturity date of June 22, 2023. Advances from this line of credit are subject to interest at a fixed rate of one-year LPR plus 0.30%. In June 2023, the Company paid off the outstanding balance under this line of credit and entered into two new credit agreements with the same financial institution that provided for a revolving credit facility of up to approximately $1.1 million (RMB 8.0 million) and $1.4 million (RMB 10.0 million) with a maturity date of June 26, 2024, and May 24, 2024, respectively. Advances from these lines of credit are subject to interest at a fixed rate of one-year LPR plus 0.25% and 0.15%, respectively. In May 2024, the Company paid off the outstanding balances and entered into three credit agreements with the same financial institution that provided a revolving credit facility of up to approximately $0.7 million (RMB 5.0 million), $0.4 million (RMB 3.0 million), and $1.4 million (RMB 10 million) with a maturity date of June 24, 2025, June 24, 2025, and July 8, 2025, respectively. Advances from these lines of credit are subject to interest at a fixed rate of one-year LPR plus 0.15%. The interest rate was equivalent to 3.6% and 3.8% as of December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, there was $2.5 million and $2.5 million outstanding under this line of credit, respectively.